NEA Valuebuilder Variable Annuity AEA Valuebuilder Variable Annuity NEA Valuebuilder Retirement Income Director Variable Annuity Security Benefit Advisor Variable Annuity	Issued by:	Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated August 18, 2008,
To the Prospectus Dated May 1, 2008

Effective August 18, 2008, Security Global Investors, LLC was added as a sub-adviser for the Security Alpha Opportunity Fund. The table "Objectives for Underlying Funds is revised to read as follows for the Security Alpha Opportunity subaccount effective August 18, 2008:

Underlying Fund	Share Class (if applicable)	Investment Objective	Investment Adviser
Security Alpha Opportunity	Long-term growth of capital	Security Investors, LLC
One Security Benefit Place
Topeka, KS 66636-0001
(Investment Adviser)

Security Global Investors, LLC
801 Montgomery Street, 2nd Floor
San Francisco, CA 94113-5164
(Sub-adviser)

Mainstream Investment Advisers, LLC
101 West Spring Street, Suite 401
New Albany, IN 47150-3610
(Sub-adviser)

Effective August 22, 2008, the Van Kampen Strategic Growth Fund will transfer all of its assets to Van Kampen Capital Growth Fund, and the Van Kampen Strategic Growth Fund will cease operations.

Effective August 22, 2008, the Van Kampen Strategic Growth Fund will no longer be available as an investment option under the Contract, and the Van Kampen Capital Growth Fund will be made available as investment option under the Contract.

In the table in the section, "The Contract - Transfers of Contract Value," Van Kampen Strategic Growth is deleted and replaced with Van Kampen Capital Growth.

The "Objectives for Underlying Funds - Van Kampen Strategic Growth Fund" section of the Prospectus is deleted in its entirety and replaced with the following:

Underlying Fund	Share Class (if applicable)	Investment Objective	Investment Adviser
Van Kampen Capital Growth Fund	Class A	Capital growth	Van Kampen Asset Management 522 Fifth Avenue New York, NY 10036

Please Retain This Supplement For Future Reference